Fair Value Measurements - Convertible promissory notes (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jul. 30, 2024	Jun. 30, 2024	Jun. 25, 2024	May 21, 2024	Mar. 31, 2024	Feb. 13, 2024	Dec. 31, 2023	Dec. 28, 2023	Dec. 13, 2023	Nov. 28, 2023	Sep. 30, 2023	Apr. 04, 2023	Dec. 31, 2022	Oct. 27, 2022	Jul. 27, 2022
Fair Value Measurements
Convertible notes payable, current								$ 36,430
Adagio Medical Inc
Fair Value Measurements
Convertible notes payable, current			$ 47,964			$ 44,048		36,430				$ 26,584		$ 9,500
October 2022 Convertible Notes
Fair Value Measurements
Principal amount								9,500							$ 9,500	$ 9,500
Interest rate															8.00%	8.00%
October 2022 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount														$ 9,500	$ 9,500
Interest rate															8.00%
April 2023 Convertible Notes
Fair Value Measurements
Principal amount								15,000					$ 5,000
Interest rate													8.00%
Maximum additional debt													$ 10,000
Convertible notes payable, current	$ 15,000												5,000
April 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount								10,000					$ 5,000
Interest rate													8.00%
Maximum additional debt													$ 10,000
Convertible notes payable, current			15,000										$ 5,000
November 2023 Convertible Notes
Fair Value Measurements
Principal amount								5,000			$ 2,000
Interest rate											8.00%
Maximum additional debt											$ 6,000
Convertible notes payable, current	8,000										2,000
November 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount								$ 3,000	$ 2,000	$ 1,000	$ 2,000
Interest rate											8.00%
Maximum additional debt											$ 6,000
Convertible notes payable, current			8,000								$ 2,000
February 2024 Convertible Notes
Fair Value Measurements
Principal amount							$ 7,000
Interest rate							8.00%
Convertible notes payable, current		$ 7,000					$ 7,000
February 2024 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount							$ 7,000
Interest rate							8.00%
Convertible notes payable, current			7,000				$ 7,000
May 2024 Convertible Notes
Fair Value Measurements
Principal amount					$ 3,000
Interest rate					8.00%
Convertible notes payable, current	3,000				$ 3,000
May 2024 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount					$ 3,000
Interest rate					8.00%
Convertible notes payable, current			$ 3,000		$ 3,000
June 2024 Convertible Notes
Fair Value Measurements
Principal amount				$ 2,500
Interest rate				8.00%
Convertible notes payable, current	$ 2,500			$ 2,500
June 2024 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount				$ 2,500
Interest rate				8.00%
Convertible notes payable, current				$ 2,500